June 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Partners, Inc.

(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

On behalf of ING Partners, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 19, 2012, to the most current prospectuses of ING Index Solution 2020 Portfolio, ING Index Solution 2040 Portfolio, ING Solution 2020 Portfolio, and ING Solution 2040 Portfolio.

The purpose of the filing is to submit the 497(e) filing dated June 19, 2012 in XBRL for the ING Index Solution 2020 Portfolio, ING Index Solution 2040 Portfolio, ING Solution 2020 Portfolio, and ING Solution 2040 Portfolio.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/: Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com